Condensed Consolidated Balance Sheets (Q1) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 280		$ 227	$ 409
Accumulated depreciation and amortization	$ 16,371		$ 15,568	$ 12,170
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares outstanding (in shares)		145,266,108
Common Class I
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	538,000,000		538,000,000
Common stock, shares issued (in shares)	149,315,319		92,760,478
Common stock, shares outstanding (in shares)	149,315,319	138,728,373	91,420,868
Common Class 2
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	27,000,000		27,000,000
Common stock, shares issued (in shares)	7,251,307		8,196,622
Common stock, shares outstanding (in shares)	7,251,307	6,537,735	8,196,622